SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—93.6%
Communication Services—19.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,465	$1,504
AMC Networks, Inc. 4.750%, 12/15/22	1,440	1,460
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,572
CCO Holdings LLC
5.750%, 1/15/24	1,910	1,953
144A 5.875%, 5/1/27(1)	2,220	2,348
CenturyLink, Inc.
6.750%, 12/1/23	1,850	2,026
7.500%, 4/1/24	1,310	1,465
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	885	779
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,097
CSC Holdings LLC
144A 7.750%, 7/15/25(1)	720	774
144A 6.625%, 10/15/25(1)	1,125	1,204
144A 5.500%, 4/15/27(1)	1,865	1,972
144A 6.500%, 2/1/29(1)	1,680	1,867
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	1,280	1,328
144A 6.625%, 8/15/27(1)	1,281	1,327
DISH DBS Corp.
5.125%, 5/1/20	1,010	1,021
7.750%, 7/1/26	1,882	1,918
Embarq Corp. 7.995%, 6/1/36	307	303
Frontier Communications Corp.
144A 8.500%, 4/1/26(1)	610	610
144A 8.000%, 4/1/27(1)	1,415	1,492
Intelsat Jackson Holdings S.A. 144A 8.000%, 2/15/24(1)	1,290	1,340
Lamar Media Corp. 5.375%, 1/15/24	1,455	1,493
Level 3 Financing, Inc.
6.125%, 1/15/21	632	633
5.375%, 8/15/22	1,330	1,338
5.375%, 5/1/25	755	782
Level 3 Parent LLC 5.750%, 12/1/22	885	889
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	1,148	1,189
Netflix, Inc. 5.875%, 2/15/25	2,135	2,345
Quebecor Media, Inc. 5.750%, 1/15/23	463	504
Sprint Communications, Inc.
11.500%, 11/15/21	1,550	1,800
9.250%, 4/15/22	280	324
Sprint Corp.
7.875%, 9/15/23	1,300	1,428
7.625%, 2/15/25	1,345	1,480
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	2,200	2,305
T-Mobile USA, Inc.
6.000%, 4/15/24	2,865	2,972
6.500%, 1/15/26	865	930
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	775	740

	Par Value	Value
Communication Services—continued
Viacom, Inc. 6.250%, 2/28/57	$ 830	$895
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	506
WMG Acquisition Corp.
144A 5.000%, 8/1/23(1)	600	614
144A 5.500%, 4/15/26(1)	405	425
Zayo Group LLC
6.375%, 5/15/25	495	510
144A 5.750%, 1/15/27(1)	500	511
Ziggo B.V. 144A 5.500%, 1/15/27(1)	2,950	3,075

		57,048

Consumer Discretionary—12.8%
Adient US LLC 144A 7.000%, 5/15/26(1)	1,435	1,500
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	750	726
Asbury Automotive Group, Inc. 6.000%, 12/15/24	600	621
Boyd Gaming Corp. 6.000%, 8/15/26	1,495	1,577
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	186
Century Communities, Inc.
5.875%, 7/15/25	1,580	1,629
144A 6.750%, 6/1/27(1)	2,280	2,449
Dana, Inc. 6.000%, 9/15/23	725	743
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	1,330	1,177
Eldorado Resorts, Inc.
6.000%, 4/1/25	985	1,037
6.000%, 9/15/26	620	679
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	1,465	1,564
General Motors Co. 6.600%, 4/1/36	1,025	1,175
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	880	946
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	877
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	801
IAA, Inc. 144A 5.500%, 6/15/27(1)	835	881
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,154
Lennar Corp.
5.875%, 11/15/24	1,391	1,540
5.000%, 6/15/27	440	471
MGM Resorts International
7.750%, 3/15/22	1,080	1,208
6.000%, 3/15/23	1,380	1,520
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	1,545	1,596
Penske Automotive Group, Inc. 5.375%, 12/1/24	910	936
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,558
5.500%, 3/1/26	1,000	1,092

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Consumer Discretionary—continued
7.875%, 6/15/32	$ 400	$488
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,794
144A 6.125%, 4/1/25(1)	440	451
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	1,024
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	390	423
TRI Pointe Group, Inc. 5.875%, 6/15/24	2,840	3,025
William Carter Co. (The) 144A 5.625%, 3/15/27(1)	963	1,030
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(1)	131	132

		38,010

Consumer Staples—1.8%
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,225	2,303
144A 5.875%, 9/30/27(1)	730	784
US Foods, Inc. 144A 5.875%, 6/15/24(1)	2,045	2,106

		5,193

Energy—8.3%
Antero Midstream Partners LP 144A 5.750%, 3/1/27(1)	745	620
Antero Resources Corp.
5.375%, 11/1/21	600	580
5.625%, 6/1/23	815	705
Apergy Corp. 6.375%, 5/1/26	1,017	1,009
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	515	430
Centennial Resource Production LLC 144A 6.875%, 4/1/27(1)	2,170	2,165
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,305	1,499
Diamond Offshore Drilling, Inc. 5.700%, 10/15/39	1,115	541
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	760	790
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	895	837
Enviva Partners LP 8.500%, 11/1/21	520	532
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	194	191
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,885	1,753
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	330	318
144A 6.500%, 1/15/25(1)	1,431	1,460
Montage Resources Corp. 8.875%, 7/15/23	751	574
Murphy Oil Corp. 6.875%, 8/15/24	1,285	1,343
Oceaneering International, Inc. 6.000%, 2/1/28	1,524	1,459
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,515	1,590

	Par Value	Value
Energy—continued
Range Resources Corp. 5.750%, 6/1/21	$1,084	$1,076
Shelf Drilling Holdings Ltd. 144A 8.250%, 2/15/25(1)	855	727
Southwestern Energy Co. 7.750%, 10/1/27	830	724
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	986	1,001
Transocean Sentry Ltd. 144A 5.375%, 5/15/23(1)	360	359
USA Compression Partners LP 6.875%, 4/1/26	878	911
WPX Energy, Inc.
8.250%, 8/1/23	680	765
5.250%, 9/15/24	760	779

		24,738

Financials—18.3%
Ally Financial, Inc.
7.500%, 9/15/20	2,750	2,874
5.125%, 9/30/24	1,380	1,504
8.000%, 11/1/31	1,225	1,694
C&W Senior Financing DAC 144A 6.875%, 9/15/27(1)	800	829
Charter Communications Operating LLC 4.908%, 7/23/25	3,340	3,671
Credit Acceptance Corp.
7.375%, 3/15/23	645	669
144A 6.625%, 3/15/26(1)	3,012	3,223
Dell International LLC
144A 7.125%, 6/15/24(1)	1,395	1,472
144A 8.350%, 7/15/46(1)	995	1,312
Ford Motor Credit Co. LLC 5.875%, 8/2/21	1,425	1,493
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	2,645	2,460
ILFC E-Capital Trust I 144A 3.770%, 12/21/65(1)(3)	1,390	951
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	770	802
144A 5.250%, 10/1/25(1)	580	593
Level 3 Financing, Inc.
5.125%, 5/1/23	620	626
144A 4.625%, 9/15/27(1)	975	984
MGIC Investment Corp. 5.750%, 8/15/23	980	1,072
MSCI, Inc. 144A 5.250%, 11/15/24(1)	780	805
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	1,535	1,600
144A 9.125%, 7/15/26(1)	2,245	2,391
Nationstar Mortgage LLC 6.500%, 7/1/21	1,585	1,589
Navient Corp. 8.000%, 3/25/20	1,410	1,438
New Red Finance, Inc. 144A 4.625%, 1/15/22(1)	610	610
Petrobras Global Finance BV 144A 5.093%, 1/15/30(1)	815	850
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,020	1,965

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	$3,315	$3,419
144A 5.250%, 1/15/28(1)	1,250	1,290
Radian Group, Inc.
4.500%, 10/1/24	1,453	1,500
4.875%, 3/15/27	1,420	1,438
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	580	622
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	627
Springleaf Finance Corp.
7.750%, 10/1/21	690	750
6.625%, 1/15/28	1,330	1,430
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,726
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	1,735	1,488
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,047	1,062
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,360

		54,189

Health Care—9.0%
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(1)	760	789
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	639	647
144A 5.875%, 5/15/23(1)	887	898
144A 7.000%, 3/15/24(1)	900	946
144A 5.750%, 8/15/27(1)	2,085	2,254
Centene Corp.
5.625%, 2/15/21	1,475	1,496
6.125%, 2/15/24	590	615
144A 5.375%, 6/1/26(1)	885	927
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	957
DaVita, Inc. 5.000%, 5/1/25	3,255	3,243
HCA Healthcare, Inc. 6.250%, 2/15/21	2,660	2,785
HCA, Inc.
5.250%, 4/15/25	2,745	3,053
7.500%, 11/15/95	455	506
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	995	1,042
144A 5.000%, 5/15/27(1)	435	456
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,062
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,245	1,133
Teleflex, Inc. 5.250%, 6/15/24	699	720
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	325	280
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,105	1,151
144A 5.375%, 8/15/26(1)	1,490	1,590

		26,550

	Par Value	Value
Industrials—9.7%
AECOM 5.875%, 10/15/24	$1,405	$1,527
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	493
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,565	1,599
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	3,095	3,214
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	600	620
144A 4.875%, 11/1/25(1)	690	677
Cimpress NV 144A 7.000%, 6/15/26(1)	1,805	1,863
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	2,877	3,258
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	491	516
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,560	1,615
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	780	764
Murphy Oil USA, Inc. 4.750%, 9/15/29	555	568
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	673
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	502
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	506
TransDigm UK Holdings plc 6.875%, 5/15/26	1,530	1,645
TransDigm, Inc. 7.500%, 3/15/27	2,015	2,191
Triumph Group, Inc. 144A 6.250%, 9/15/24(1)	870	905
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	780	793
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,476	1,553
Vizient, Inc. 144A 6.250%, 5/15/27(1)	272	292
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	658
WESCO Distribution, Inc. 5.375%, 6/15/24	700	723
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,460	1,580

		28,735

Information Technology—4.7%
Broadcom Corp. 3.625%, 1/15/24	1,470	1,504
Broadcom, Inc.
144A 4.250%, 4/15/26(1)	3,000	3,100
144A 4.750%, 4/15/29(1)	985	1,041
Dell International LLC
144A 6.020%, 6/15/26(1)	1,430	1,613
144A 5.300%, 10/1/29(1)	865	941
144A 8.100%, 7/15/36(1)	735	938
Gartner, Inc. 144A 5.125%, 4/1/25(1)	655	685

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Information Technology—continued
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	$ 880	$925
Micron Technology, Inc. 4.975%, 2/6/26	1,630	1,756
Nuance Communications, Inc. 6.000%, 7/1/24	1,452	1,517

		14,020

Materials—5.0%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,035	3,134
Berry Global, Inc. 6.000%, 10/15/22	600	608
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	934
Blue Cube Spinco LLC 9.750%, 10/15/23	1,150	1,253
First Quantum Minerals Ltd. 144A 7.000%, 2/15/21(1)	403	406
Freeport-McMoRan, Inc. 3.550%, 3/1/22	1,209	1,212
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	972
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	1,027
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,014
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	1,025
144A 6.500%, 3/15/27(1)	1,485	1,585
USG Corp. 144A 5.500%, 3/1/25(1)	775	785
Valvoline, Inc. 5.500%, 7/15/24	922	959

		14,914

Real Estate—3.1%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,587	1,658
Equinix, Inc. 5.875%, 1/15/26	725	771
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	2,955	3,088
Realogy Group LLC 144A 5.250%, 12/1/21(1)	740	736
SBA Communications Corp.
4.000%, 10/1/22	2,036	2,077
4.875%, 9/1/24	905	937

		9,267

Utilities—1.6%
Edison International 5.750%, 6/15/27	1,305	1,467
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	2,600	2,678

	Par Value	Value
Utilities—continued
Talen Energy Supply LLC 144A 7.250%, 5/15/27(1)	$ 580	$589

		4,734
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $270,443)		277,398
LEVERAGED LOANS(3) —3.2%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.044%, 4/28/23	1,024	1,022

Energy—0.7%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.419%, 12/31/21	1,195	1,037
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.540%, 3/6/23	956	909

		1,946

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(4)(5)	439	177

Gaming / Leisure—0.3%
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.313%, 4/17/24	804	802

Healthcare—0.5%
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 3.794%, 3/18/23	1,534	1,537

Media / Telecom - Cable/Wireless Video—0.9%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	1,543	1,552
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.528%, 1/7/22	1,025	1,021

		2,573

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	1,292	1,283
TOTAL LEVERAGED LOANS (Identified Cost $9,838)		9,340

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCK—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(6)	134,055	$34
TOTAL COMMON STOCK (Identified Cost $4,781)		34
TOTAL LONG-TERM INVESTMENTS—96.8% (Identified Cost $285,062)		286,772
TOTAL INVESTMENTS—96.8% (Identified Cost $285,062)		$286,772
Other assets and liabilities, net—3.2%		9,463

NET ASSETS—100.0%		$296,235

Abbreviations:
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LLLP Limited Liability Limited Partnership
LP Limited Partnership
REIT Real Estate Investment Trust

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $148,773 or 50.2% of net assets.

(2)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)  Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)  Security in default; no interest payments are being received during the bankruptcy proceedings.

(5)  This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

(6)  Non-income producing.

Country Weightings (Unaudited)†
United States	86%
Canada	5
Netherlands	3
Luxembourg	2
Cayman Islands	1
Ireland	1
United Kingdom	1
Other	1
Total Investments	100%
† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$277,398	$277,207	$191
Leveraged Loans	9,340	9,340	—
Equity Securities:
Common Stock	34	—	34

Total Investments	$286,772	$286,547	$225

There were no securities valued using quoted prices (Level 1) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.